UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [X]; Amendment Number: 1_________

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Daiwa Securities Group Inc.
Address: GranTokyo North Tower
         9-1 Marunouchi 1-chome, Chiyoda-ku
         Tokyo, Japan 100-6751

Form 13F File Number: 028-14426

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  TAKASHI KADO
Title: HEAD OF COMPLIANCE
Phone: 81-3-5555-2800

Signature, Place, and Date of Signing:


/s/  TAKASHI KADO    Tokyo, Japan           04/10/2012
-------------------  --------------------   ------------
[Signature]          [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:          100
Form 13F Information Table Value Total:       39,417
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

SEC FORM 13F REPORT
AS OF DATE: 12/31/2010

COLUMN 1                           COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                                                            VOTING AUTHORITY
                                                           VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                 TITLE OF CLASS      CUSIP  (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS   SOLE     SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- ----
ACTIVISION BLIZZARD INC        COM              00507V109      240    19281 SH       DEFINED                19281        0    0
ADOBE SYSTEMS                  COM              00724F101      226     7330 SH       DEFINED                 7330        0    0
AKAMAI TECHNOLOGIES INC        COM              00971T101      210     4454 SH       DEFINED                 4454        0    0
ALTERA CORP                    COM              021441100      262     7362 SH       DEFINED                 7362        0    0
AMAZON COM INC                 COM              023135106      854     4743 SH       DEFINED                 4743        0    0
AMGEN INC                      COM              031162100      596    10861 SH       DEFINED                10861        0    0
APOLLO GROUP INC               CL A             037604105      128     3235 SH       DEFINED                 3235        0    0
APPLE INC                      COM              037833100     8344    25867 SH       DEFINED                25867        0    0
APPLIED MATLS INC              COM              038222105      163    11597 SH       DEFINED                11597        0    0
AUTODESK INC                   COM              052769106      183     4783 SH       DEFINED                 4783        0    0
AUTOMATIC DATA PROCESSING INC  COM              053015103      285     6153 SH       DEFINED                 6153        0    0
BAIDU.COM INC                                   056752108      671     6950 SH       DEFINED                 6950        0    0
BED BATH & BEYOND INC          COM              075896100      351     7138 SH       DEFINED                 7138        0    0
BIOGEN IDEC INC                COM              09062X103      373     5570 SH       DEFINED                 5570        0    0
BMC SOFTWARE INC               COM              055921100      202     4294 SH       DEFINED                 4294        0    0
BROADCOM CORP                  CL A             111320107      391     8989 SH       DEFINED                 8989        0    0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209      241     3005 SH       DEFINED                 3005        0    0
CA INC                         COM              12673P105      236     9640 SH       DEFINED                 9640        0    0
CELGENE CORP                   COM              151020104      497     8404 SH       DEFINED                 8404        0    0
CEPHALON INC                   COM              156708109       81     1309 SH       DEFINED                 1309        0    0
CERNER CORP                    COM              156782104      135     1424 SH       DEFINED                 1424        0    0
CHECK POINT SOFTWARE TECH      ORD              M22465104      174     3769 SH       DEFINED                 3769        0    0
CISCO SYS INC                  COM              17275R102      583    28803 SH       DEFINED                28803        0    0
CITRIX SYS INC                 COM              177376100      272     3979 SH       DEFINED                 3979        0    0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      401     5478 SH       DEFINED                 5478        0    0
COMCAST CORP NEW               CL A             20030N101      616    28030 SH       DEFINED                28030        0    0
COSTCO WHSL CORP NEW           COM              22160K105      283     3916 SH       DEFINED                 3916        0    0
CTRIP COM INTL LTD AMERICAN    SHS              22943F100      137     3389 SH       DEFINED                 3389        0    0
DELL INC                       COM              24702R101      188    13853 SH       DEFINED                13853        0    0
DENTSPLY INTL INC NEW          COM              249030107       94     2760 SH       DEFINED                 2760        0    0
DIRECTV                        CL A             25490A101      418    10459 SH       DEFINED                10459        0    0
DOLLAR TREE INC                COM              256746108      148     2645 SH       DEFINED                 2645        0    0
EBAY INC                       COM              278642103      526    18895 SH       DEFINED                18895        0    0
ELECTRONIC ARTS INC            COM              285512109       96     5869 SH       DEFINED                 5869        0    0
EXPEDIA INC DEL                COM              30212P105      156     6210 SH       DEFINED                 6210        0    0
EXPEDITORS INTL WASH INC       COM              302130109      203     3712 SH       DEFINED                 3712        0    0
EXPRESS SCRIPTS INC            COM              302182100      451     8345 SH       DEFINED                 8345        0    0
F5 NETWORKS INC                COM              315616102      252     1939 SH       DEFINED                 1939        0    0
FASTENAL CO                    COM              311900104      166     2779 SH       DEFINED                 2779        0    0
FIRST SOLAR INC                COM              336433107      200     1537 SH       DEFINED                 1537        0    0
FISERV INC                     COM              337738108      217     3710 SH       DEFINED                 3710        0    0
FLEXTRONICS INTL LTD           ORD              Y2573F102      115    14681 SH       DEFINED                14681        0    0
FLIR SYS INC                   COM              302445101      106     3557 SH       DEFINED                 3557        0    0
GARMIN LTD                     SHS              H2906T109      113     3662 SH       DEFINED                 3662        0    0
GENZYME CORP                   COM              372917104      467     6561 SH       DEFINED                 6561        0    0
GILEAD SCIENCES INC            COM              375558103      626    17268 SH       DEFINED                17268        0    0
GOOGLE INC                     CL A             38259P508     1877     3160 SH       DEFINED                 3160        0    0
ILLUMINA INC                   COM              452327109      140     2218 SH       DEFINED                 2218        0    0
INFOSYS TECHNOLOGIES LTD       ADR              456788108      167     2191 SH       DEFINED                 2191        0    0
INTEL CORP                     COM              458140100      728    34594 SH       DEFINED                34594        0    0
INTUIT                         COM              461202103      347     7046 SH       DEFINED                 7046        0    0
INTUITIVE SURGICAL INC         COM NEW          46120E602      193      747 SH       DEFINED                  747        0    0
JOY GLOBAL INC                 COM              481165108      199     2294 SH       DEFINED                 2294        0    0
KLA-TENCOR CORP                COM              482480100      162     4196 SH       DEFINED                 4196        0    0
LAM RESEARCH CORP              COM              512807108      105     2027 SH       DEFINED                 2027        0    0
LIBERTY MEDIA CORP             NEW              53071M104      172    10937 SH       DEFINED                10937        0    0
LIFE TECHNOLOGIES CORP         COM              53217V109      227     4090 SH       DEFINED                 4090        0    0
LINEAR TECHNOLOGY CORP         COM              535678106      186     5368 SH       DEFINED                 5368        0    0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105      228    12266 SH       DEFINED                12266        0    0
MATTEL INC                     COM              577081102      197     7740 SH       DEFINED                 7740        0    0
MAXIM INTEGRATED PRODS INCUCTS COM              57772K101      122     5167 SH       DEFINED                 5167        0    0
MICROCHIP TECHNOLOGY INC       COM              595017104      119     3470 SH       DEFINED                 3470        0    0
MICRON TECHNOLOGY INC          COM              595112103      106    13237 SH       DEFINED                13237        0    0
MICROSOFT CORP                 COM              594918104     1410    50508 SH       DEFINED                50508        0    0
MILLICOM INTL CELLULAR S       SHS NEW          L6388F110      196     2053 SH       DEFINED                 2053        0    0
MYLAN INC                      COM              628530107      172     8154 SH       DEFINED                 8154        0    0
NETAPP INC                     COM              64110D104      351     6378 SH       DEFINED                 6378        0    0
NETFLIX INC                    COM              64110L106      209     1192 SH       DEFINED                 1192        0    0
NEWS CORP                      CL A             65248E104      402    27590 SH       DEFINED                27590        0    0
NII HLDGS INC                                   62913F201      156     3497 SH       DEFINED                 3497        0    0
NVIDIA CORP                    COM              67066G104      165    10715 SH       DEFINED                10715        0    0
O REILLY AUTOMOTIVE INC        COM              686091109      164     2717 SH       DEFINED                 2717        0    0
ORACLE CORP                    COM              68389X105     1381    44115 SH       DEFINED                44115        0    0
PACCAR INC                     COM              693718108      429     7473 SH       DEFINED                 7473        0    0
PAYCHEX INC                    COM              704326107      183     5907 SH       DEFINED                 5907        0    0
PRICELINE COM INC              COM NEW          741503403      478     1196 SH       DEFINED                 1196        0    0
QIAGEN N                       ORD              N72482107       85     4345 SH       DEFINED                 4345        0    0
QUALCOMM INC                   COM              747525103     1703    34417 SH       DEFINED                34417        0    0
RESEARCH IN MOTION             COM              760975102      464     7977 SH       DEFINED                 7977        0    0
ROSS STORES INC                COM              778296103      128     2016 SH       DEFINED                 2016        0    0
SANDISK CORP                   COM              80004C101      168     3362 SH       DEFINED                 3362        0    0
SCHEIN HENRY INC               COM              806407102      109     1770 SH       DEFINED                 1770        0    0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107      157    10472 SH       DEFINED                10472        0    0
SEARS HLDGS CORP               COM              812350106      165     2237 SH       DEFINED                 2237        0    0
SIGMA ALDRICH CORP             COM              826552101      141     2114 SH       DEFINED                 2114        0    0
STAPLES INC                    COM              855030102      177     7753 SH       DEFINED                 7753        0    0
STARBUCKS CORP                 COM              855244109      607    18891 SH       DEFINED                18891        0    0
STERICYCLE INC                 COM              858912108      143     1763 SH       DEFINED                 1763        0    0
SYMANTEC CORP                  COM              871503108      239    14282 SH       DEFINED                14282        0    0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      607    11649 SH       DEFINED                11649        0    0
URBAN OUTFITTERS INC           COM              917047102       83     2317 SH       DEFINED                 2317        0    0
VERISIGN INC                   COM              92343E102      124     3800 SH       DEFINED                 3800        0    0
VERTEX PHARMACEUTICALS INC     COM              92532F100      157     4472 SH       DEFINED                 4472        0    0
VIRGIN MEDIA INC               COM              92769L101      167     6137 SH       DEFINED                 6137        0    0
VODAFONE GROUP                 NEW              92857W209      399    15083 SH       DEFINED                15083        0    0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100      119     5267 SH       DEFINED                 5267        0    0
WHOLE FOODS MARKET INC         COM              966837106      160     3154 SH       DEFINED                 3154        0    0
WYNN RESORTS LTD               COM              983134107      307     2958 SH       DEFINED                 2958        0    0
XILINX INC                     COM              983919101      157     5419 SH       DEFINED                 5419        0    0
YAHOO INC                      COM              984332106      203    12178 SH       DEFINED                12178        0    0